Consolidated Statements of Cash Flows - Parenthetical - USD ($)		12 Months Ended
	Dec. 14, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of cash flows [abstract]
Payments for share issue costs	$ 1,638,000	$ 250,000	$ 1,107,000	$ 4,223,000